SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2025	Jun. 30, 2025
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	7 years	7 years